CSMC 2021-RPL8 Trust

Exhibit 99.22

Final Grading Summary

Loan Number	Alt Loan ID	REVIEW TYPE	Final Overall Grade	Final Overall Credit Grade	Final Overall Compliance Grade
XXXXXXX	431389415	Compliance Only	B	A	B
XXXXXXX	431389417	Compliance Only	A	A	A
XXXXXXX	431389435	Compliance Only	A	A	A